AIR TRAFFIC LIABILITY SERVICES AND LOYALTY PROGRAM (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	R$ 6,262,690	R$ 6,240,689
Air traffic liability
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	3,233,757	3,207,735
Loyalty program
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	2,973,271	2,922,070
Travel packages
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	925,649	1,047,547
Air traffic cargo
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	33,426	22,768
Breakage
Disclosure of air trafic liability [Line Items]
Air traffic liability, services and loyalty program	R$ (903,413)	R$ (959,431)